REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Revenue
REVENUE
12	REVENUE

Revenue is derived from the following sources:

	Three	Three
	Months Ended	Months Ended
	March 31,	March 31,
	2017	2016

Sales of services	$801,692	$497,985
Payment processing fees	10,060	977
Kiosk sales	113,921	130,972
Other	1,637	-
	$927,310	629,934

13	NET REVENUE

Revenue is derived from the following sources:

	Year ended December 31, 2016	Year ended December 31, 2015

Sales of services	$2,610,820	$739,894
Payment processing fees	34,916	66,674
Kiosk sales	44,606	321,239
Other	1,554	137
	$2,691,896	$1,127,944